Fair value re-measurement of share subscription agreement and warrants granted to Gilead - Financial assets (Details) € in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2020 EUR (€)	Jun. 30, 2020 EUR (€)
Disclosure of fair value measurement of assets [line items]
Fair value re-measurement of warrants	€ 589	€ 21,118
Gilead | Warrant B
Disclosure of fair value measurement of assets [line items]
Financial liabilities	€ 27,300	27,300
Fair value re-measurement of warrants		€ 21,100